SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2011
SUBSEQUENT EVENTS

Note 32          SUBSEQUENT EVENTS

Pavone AG

Effective April 1, 2011, the Company entered into an agreement to acquire 100% of the outstanding common shares of Pavone AG, a German corporation, for $350,000 in cash and 1,000,000 shares of its common stock. The fair value of the common stock was determined to be $4.90 per share, representing the market value at the end of trading on the date of the agreement. The total value of the investment, including the assumption of $11,261 in debt was $5,261,261.

Group Ware AG

Effective June 1, 2011, the Company acquired 100% of the outstanding common shares of GroupWare, Inc., a State of Florida corporation. As consideration the Company paid $250,000 and issued 250,000 shares of its common stock. The fair value of the common stock was determined to be $4.34 per share, representing the market value at the end of trading on the date of the agreement. The total value of the investment, including the assumption of $219,902 in debt was $1,554,902.

IDC Global, Inc.

On July 25, 2011, the Company acquired 100% of the issued and outstanding shares of common stock of IDC Global, Inc. (“IDC”), a Delaware corporation with offices in Chicago, New York, London and other key cities. Pursuant to the acquisition agreement of July 15, 2011, the Company agreed to issue the shareholders an aggregate of 800,000 shares of common stock and make a cash payment of $750,000. The agreement required an additional payment to the management shareholders of 80,000 shares of common stock and pay signing bonuses to personnel of $35,000. The Company also agreed to reimburse IDC up to $25,000 for incurred accounting and legal fees related to the transaction. The total value of the investment, including $883,005 of debt assumption was $4,713,005.

SD Holdings Ltd. and Synaptris, Inc.

On September 27, 2011, the Company entered into an acquisition agreement with SD Holdings Ltd. (“SYN”), a Mauritius corporation and the shareholders of SYN (the “Selling Shareholders”) owning 100% of issued and outstanding shares of SYN. Pursuant to the agreement, the Company purchased one hundred percent (100%) of the issued and outstanding shares of SYN (“SYN Shares”) effective November 1, 2011 in consideration for (i) 700,000 shares of common stock of GBS and (ii) $525,529. The fair value of the common stock was determined to be $2.05 per share, representing the market value at the end of trading on the date of the agreement.

GROUP Business Software AG

On February 27, 2012, GROUP increased its share capital with an investment in kind of 1,750,000 shares. The investment in kind related to a conversion of the long-term loan given from Lotus Holdings Ltd. to GROUP in conclusion with the Lotus 911 purchase. As such, the shares issued by GROUP increased to 26,982,000.

Simultaneously and effective February 27, 2012, the Company increased its participation in GROUP by 883,765 shares to a total amount of 13,525,000 shares or 50.1%

Notes Payable

In January, 2012, $1,286 of the convertible notes payable were converted into shares. The balance was repaid in cash.